SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2013
SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Use of estimates
a.	Use of estimates:

The preparation of the consolidated financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates, judgments and assumptions. The Company's management believes that the estimates, judgments and assumptions used are reasonable based upon information available at the time they are made. These estimates, judgments and assumptions can affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the dates of the financial statements, and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. On an ongoing basis, the Company's management evaluates estimates, including those related to fair values and useful lives of intangible assets, fair values of stock-based awards, income taxes, and contingent liabilities. Such estimates are based on historical experience and on various other assumptions that are believed to be reasonable, the results of which form the basis for making judgments about the carrying values of assets and liabilities.

Financial statements in U.S. dollars
b.	Financial statements in U.S. dollars:

The reporting currency of the Company is the U.S. dollar. Most of the Company's revenues are generated in U.S. dollars ("dollar"). In addition, a substantial portion of the Company's costs are incurred in dollars. The Company's management believes that the dollar is the currency of the primary economic environment in which it operates. Thus, the Company's functional currency is the dollar.

Accordingly, monetary accounts maintained in currencies other than the dollar are remeasured into dollars, in accordance with Accounting Standards Codification ("ASC") 830, "Foreign Currency Matters". All transaction gains and losses of the remeasured monetary balance sheet items are reflected in the statement of income as financial income or expenses, as appropriate.

Principles of consolidation
c.	Principles of consolidation:

The consolidated financial statements include the accounts of Perion and its subsidiaries. Intercompany balances and transactions have been eliminated upon consolidation.

Cash equivalents
d.	Cash equivalents:

The Company considers short-term unrestricted highly liquid investments that are readily convertible into cash, purchased with original maturities of three months or less to be cash equivalents.

Restricted cash
e.	Restricted cash:
Restricted cash as of December 31, 2012 and December 31, 2013 is primarily due to the payment to former shareholders of SweetIM (refer to Note 3 for further details).
Property and equipment
f.	Property and equipment:

Property and equipment are stated at cost, net of accumulated depreciation. Depreciation is calculated using the straight-line method over the estimated useful lives of the assets at the following annual rates:

%
Computers and peripheral equipment	33
Office furniture and equipment	7 - 15

Leasehold improvements are depreciated using the straight-line method over the term of the lease or the estimated useful life of the improvements, whichever is shorter.

Impairment of long-lived assets and intangible assets subject to amortization
g.	Impairment of long-lived assets and intangible assets subject to amortization:

Property and equipment and intangible assets subject to amortization are reviewed for impairment in accordance with ASC 360, "Accounting for the Impairment or Disposal of Long-Lived Assets", whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset to the future undiscounted cash flows expected to be generated by the assets. If such assets are considered to be impaired, the impairment to be recognized is measured by the amount by which the carrying amount of the assets exceeds the fair value of the assets. For each of the three years in the period ended December 31, 2013, no impairment losses have been identified.

In determining the fair values of long-lived assets for purpose of measuring impairment, Company's assumptions include those that market participants will consider in valuations of similar assets.

Goodwill and other intangible assets
h.	Goodwill and other intangible assets:

Goodwill reflects the excess of the purchase price of business acquired over the fair value of net assets acquired. Goodwill is not amortized but instead is tested for impairment at least annually or more frequently if events or changes in circumstances indicate that the carrying value may be impaired.

The Company operates in one operating segment and this segment comprises the only reporting unit

In accordance with ASC No. 350 the Company performs an annual impairment test at December 31 each year. The first step, identifying a potential impairment, compares the fair value of the reporting unit with its carrying amount. If the carrying amount exceeds its fair value, the second step would need to be performed; otherwise, no further step is required. The second step, measuring the impairment loss, compares the implied fair value of the goodwill with the carrying amount of the goodwill. Any excess of the goodwill carrying amount over the applied fair value is recognized as an impairment loss, and the carrying value of goodwill is written down to fair value.  During the years ended December 31, 2011, 2012 and 2013, no impairment losses were recorded.

Intangible assets that are not considered to have an indefinite useful life are amortized over their estimated useful lives, which range from 3 to 10.25 years. The acquired customer arrangements, technology and logo are amortized over their estimated useful lives in proportion to the economic benefits realized. This accounting policy results in accelerated amortization of such intangible assets as compared to the straight-line method.

Revenue recognition
i.	Revenue recognition:

The Company generates revenues from three major sources;  search related advertising, product sales and other advertising.

Search related advertising revenues are generated by receiving a share of the advertising revenues from companies providing search capabilities and are recognized when the Company is entitled to receive the fee. Advertisers are charged and pay monthly, based on the number of clicks generated by users clicking on these ads. Persuasive evidence of an arrangement exists based upon a written agreement or purchase order with a search provider or display advertiser. Delivery occurs when a user clicks on the ad in the case of a cost-per-click (CPC) arrangement, or the requisite number of impressions is displayed pursuant to a cost-per-thousand impression (CPM) arrangement.

In addition, the Company also derives revenues from: (i) product sales (ii) other. Revenues from products include licensing the right to use its email software, content database, photo sharing and social expression product and e-mail anti-spam. Revenues from other services include search related advertising and other advertising. In accordance with ASC 605-50, "Customer Payments and Incentives", the Company accounts for cash consideration given to customers, for whom it does not receive a separately identifiable benefit or cannot, reasonably estimate fair value, as a reduction of revenue rather than as an expense.

Revenues from software license products are recognized when all criteria outlined in ASC 985-605, "Software - Revenue Recognition" are met. Revenues from software license products are recognized when persuasive evidence of an agreement exists, delivery of the product has occurred, the fee is fixed or determinable, and collectability is probable. Company's e-mail product users may also purchase a license to its content database. This content database provides additional Perion Network content files in the form of email background, animation sounds, graphics and e-mail notifies. Content database licensing fees are recognized over the license period. Lifetime licensing revenues were recognized over the estimated usage period of the content database. Since May 2011 the Company no longer offers lifetime licensing. In accordance with its policy, the Company reviewed the estimated usage period of the lifetime licensing on an ongoing basis. During 2012, the Company notified customers owning its lifetime licenses that they will no longer be able to access the Company's site for downloading content, requesting they download all the content to their own computer. As result of such change, the Company is no longer required to make content available under those arrangements. Therefore, the remaining deferred revenues balance in the amount of $ 1,443 associated with these arrangements, was immediately recognized in 2012.

Revenues from email anti-spam license fees, photo sharing, social expression product and service are recognized ratably over the term of the license.

Deferred revenues include upfront payments received from customers, for whom revenues have not yet been recognized.

Finally, the Company offers advertisers the ability to place text-based ads on its home page and website and banners in its email clients. Advertisers are charged monthly based on the number of times a user clicks on one of the ads. The Company recognizes revenue from advertisement at that time.

In parallel with the business combination with ClientConnect, as further described in Note 14, in August 2013, the Company and Conduit entered into commercial agreement. Under the agreement, the Company provides Conduit publisher services based on "pay per installation" fee. The agreement was amended on November 18, 2013, effective November 1, 2013. Sales generated by the Company under the agreement and the direct customer acquisition costs ("CAC") amounted to:

	August through October 2013	November through December 2013
Sales	$7,166	$10,848
CAC	(6,633)	(7,702)

Sales, net	$533	$3,146

Due to the proximity of the business combination and the commercial agreement, the nature of the transactions, management concluded that the effect of transactions with Conduit will be recorded on a net basis. Therefore, with regard to the activity during the period of August through October the net amount of $ 533, which were realized, are included within 2013 search revenues on the statement of income. In light of the agreement closing in the beginning of January 2014, the net effect of November through December transactions with Conduit, of $ 3,146 which was not realized on as if consolidated basis as of December 31, 2013, is included within deferred revenues on the balance sheet.

Cost of revenues
j.	Cost of revenues:

Cost of revenues consists primarily of salaries and related expenses, license fees, amortization of acquired technology, amortization of capitalized research and development costs and payments for content and server maintenance, all related to its product revenues and communicating with its users. The direct cost relating to search and advertising revenues is immaterial.

Research and development costs
k.	Research and development costs:

Research and development costs incurred in the process of software production before establishment of technological feasibility, are charged to expenses as incurred. Costs of the production of a product master incurred subsequent to the establishment of technological feasibility are capitalized according to the principles set forth in ASC 985-20, "Software - Costs of Software to Be Sold, Leased, or Marketed". Based on the Company's product development process, technological feasibility is established upon completion of the detailed program design ("DPD") (the DPD of a computer software product that takes product function, feature, and technical requirements to their most detailed, logical form and is ready for coding).

Costs incurred by the Company between completion of the DPD and the point at which the product is ready for general release, are capitalized unless considered immaterial.

Capitalized software development costs are amortized commencing with general product release by the straight-line method over the estimated useful life of the software product, which is generally 3 - 5 years.

Income taxes
l.	Income taxes:

The Company accounts for income taxes in accordance with ASC 740, "Income Taxes". This Statement prescribes the use of the liability method whereby deferred tax assets and liability account balances are determined based on differences between financial reporting and tax bases of assets and liabilities and are measured using the enacted tax rates and laws that will be in effect when the differences are expected to reverse. The Company provides a valuation allowance, if necessary, to reduce deferred tax assets to their estimated realizable value.

The Company accounts for uncertain tax positions in accordance with ASC 740, which contains a two-step approach for recognizing and measuring uncertain tax positions. The first step is to evaluate the tax position taken or expected to be taken in a tax return by determining if the weight of available evidence indicates that it is more likely than not that, on an evaluation of the technical merits, the tax position will be sustained on audit, including resolution of any related appeals or litigation processes. The second step is to measure the tax benefit as the largest amount that is more than 50% likely to be realized upon ultimate settlement.

The Company accrued interest and penalties related to unrecognized tax benefits in its financial expenses.

Advertising costs
m.	Advertising costs:

Advertising costs are expensed as incurred and consist primarily of customer acquisition cost. Advertising costs for each of the three years in the period ended December 31, 2013 amounted to $ 8,136, $ 22,270 and $ 32,561, respectively.

Concentrations of credit risk
n.	Concentrations of credit risk:

Financial instruments that potentially subject the Company to a concentration of credit risk consist primarily of cash and cash equivalents, restricted cash and trade receivables.

The majority of the Company's cash and cash equivalents and restricted cash are invested in dollar instruments with major banks in Israel and the U.S. deposits in the U.S. may be in excess of insured limits and are not insured in other jurisdictions. Generally, these deposits may be redeemed upon demand and, therefore, bear minimal risk.

The Company is subject to a low amount of credit risk with respect to sales of the Company's software products and content database, as these sales are primarily obtained through credit card sales. The Company's major customers are financially sound, and the Company believes low credit risk is associated with these customers. To date, the Company has not experienced any material bad debt losses.

Severance pay
o.	Severance pay:

The Company's liability for severance pay is calculated pursuant to Israel's Severance Pay Law based on its employees' most recent monthly salaries, multiplied by the number of years of their employment, or a portion thereof, as of the balance sheet date.

This liability is fully provided for by monthly deposits in insurance policies and by an accrual.

The deposited funds include profits (losses) accumulated up to the balance sheet date. The deposited funds may be withdrawn only upon the fulfillment of the obligation pursuant to Israel's Severance Pay Law or labor agreements.

The Company's agreements with employees in Israel, joining the Company since February 2, 2008, are in accordance with section 14 of the Severance Pay Law, 1963, where the Company's contributions for severance pay shall be instead of its severance liability. Upon contribution of the full amount of the employee's monthly salary, and release of the policy to the employee, no additional calculations shall be conducted between the parties regarding the matter of severance pay and no additional payments shall be made by the Company to the employee. Further, the related obligation and amounts deposited on behalf of such obligation are not stated on the balance sheet, as the Company is legally released from obligation to employees once the deposit amounts have been paid.

Severance expenses for the years ended December 31, 2011, 2012 and 2013 amounted to $ 586, $ 589 and $ 992, respectively.

Net earnings per Ordinary share
p.	Net earnings per ordinary share:

Basic net earnings per ordinary shares are computed based on the weighted average number of ordinary shares outstanding during each year. Diluted net earnings per ordinary share are computed based on the weighted average number of ordinary shares outstanding during each year, plus dilutive potential ordinary shares considered outstanding during the year, in accordance with ASC 260, "Earnings Per Share".

The weighted average number of ordinary shares related to the outstanding options and restricted shares  excluded from the calculations of diluted net earnings per ordinary share, as these securities are anti-dilutive, was 1,266,919, 1,315,106 and 522,281 for the years ended December 31, 2011, 2012 and 2013, respectively.

Accounting for stock-based compensation
q.	Accounting for stock-based compensation:

The Company accounts for stock-based compensation under ASC 718, "Compensation - Stock Compensation", which requires the measurement and recognition of compensation expense based on estimated fair values for all share-based payment awards made to employees and directors.

ASC 718 requires companies to estimate the fair value of equity-based payment awards on the date of grant using an option-pricing model. The value of the portion of the award that is ultimately expected to vest is recognized as an expense over the requisite service periods in the Company's consolidated statement of income. ASC No. 718 requires forfeitures to be estimated at the time of grant and revised, if necessary, in subsequent periods if actual forfeitures differ from those estimates.

The Company recognizes compensation expenses for the value of its awards, which have graded vesting based on service conditions, using the straight line method, over the requisite service period of each of the awards, net of estimated forfeitures. Estimated forfeitures are based on actual historical pre-vesting forfeitures.

The Company estimates the fair value of standard stock options granted using the Binomial option-pricing model. The option-pricing models require a number of assumptions, of which the most significant are; volatility and the expected option term. Expected volatility was calculated based upon actual historical stock price movements. The expected option term was calculated based on the Company's assumptions of early exercise multiples which were calculated based on comparable companies and termination exit rate which was calculated based on actual historical data. The expected option term represents the period that the Company's stock options are expected to be outstanding. The risk-free interest rate is based on the yield from U.S. Treasury zero-coupon bonds with an equivalent term. The fair value of the RSU's is based on the market value of the underlying shares at the date of grant.

In November 2010 the Company's Board decided to change its dividend policy so that beginning with earnings of 2011 and beyond, the Company does not intend to declare and distribute any dividends.

The fair value of the Company's stock options granted to employees and directors was estimated using the following assumptions:

	Year ended December 31,
	2011	2012	2013

Risk-free interest rate	2.23%	0.75%	1.04%
Expected volatility	47.31%-65.27%	45.60%-61.90%	45.57% - 57.42%
Weighted average volatility	56.29%	53.76%	51.49%
Expected term (years)	3.75	4.09	3.80
Dividend yield	0.00%	0.00%	0.00%

Derivative instruments
r.	Derivative instruments:

The Company accounts for derivatives and hedging based on ASC No. 815, "Derivatives and Hedging". ASC No. 815 requires the Company to recognize all derivatives on the balance sheet at fair value. The accounting for changes in the fair value (i.e., gains or losses) of a derivative instrument depends on whether it has been designated and qualifies as part of a hedging relationship and further, on the type of hedging relationship.

In order to reduce the impact of changes in foreign currency exchange rates on its results, the Company enters into foreign currency exchange forward contracts and options contracts to purchase and sell foreign currencies to hedge a portion of its foreign currency net exposure resulting from payroll expenses denominated in NIS.

These instruments were not designated as cash flow hedge as defined by ASC 815, "Derivative and Hedging" and, therefore, the Company recognized the changes in fair value of these instruments in the statement of income as financial income or expense, as incurred. Gains or losses on these derivatives, which partially offset the foreign currency impact from the underlying exposures, and amounted to $ (25), $ 238 and $ 300 for the years ended December 31, 2011, 2012 and 2013, respectively.

The notional value of the Company's derivative instruments as of December 31, 2012 and 2013 amounted to $ 6,891 and $ 2,500, respectively. Notional values are U.S. dollar translated and calculated based on forward rates for forward contracts and based on spot rates for options. Gross notional amounts do not quantify risk or represent assets or liabilities of the Company, but are used in the calculation of settlements under the contracts. The Company measured the fair value of these contracts in accordance with ASC No. 820 and they were classified as level 2.

Fair value of financial instruments
s.	Fair value of financial instruments:

The carrying amounts of financial instruments carried at cost, including cash and cash equivalents, restricted cash, trade receivables, other receivables, trade payables and other liabilities approximate their fair value due to the short-term maturities of such instruments.

The Company follows the provisions of ASC 820, "Fair Value Measurements and Disclosures". Under this standard, fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e., the "exit price") in an orderly transaction between market participants at the measurement date.

In determining fair value, the Company uses various valuation approaches. ASC 820 establishes a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. Observable inputs are inputs that market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the Company. Unobservable inputs are inputs that reflect the Company's assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The hierarchy is broken down into three levels based on the observability of inputs as follows:

•	Level 1 - Valuations based on quoted prices in active markets for identical assets that the Company has the ability to access.

•	Level 2 - Valuations based on one or more quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

•	Level 3 - Valuations based on inputs that are unobservable and significant to the overall fair value measurement.

The following table present assets and liabilities measured at fair value on a recurring basis at December 31, 2013 and 2012:

	2013
	Fair value measurements using input type
	Level 1	Level 2	Level 3	Total
Cash equivalents:
Money market funds	$10	$-	$-	$10

Other receivables and prepaid expenses:
Derivative assets	-	113	-	113

Total financial assets	10	113	-	123

Payment obligation related to acquisition:	-	-	7,239	7,239

Total financial liabilities	$-	$-	$7,239	$7,239

	2012
	Fair value measurements using input type
	Level 1	Level 2	Level 3	Total
Cash equivalents:
Money market funds	$10	$-	$-	$10

Other receivables and prepaid expenses:
Derivative assets	-	248	-	248

Total financial assets	10	248	-	258

Payment obligation Sweet IM former shareholders:	-	-	16,427	16,427

Total financial liabilities	$-	$-	$16,427	$16,427

Treasury shares
t.	Treasury shares:

In the past the Company repurchased its Ordinary shares on the open market  and holds those shares as treasury shares.  The Company presents the cost to repurchase treasury shares as a reduction of shareholders' equity.

Comprehensive income
u.	Comprehensive income:

The Company accounts for comprehensive income in accordance with ASC 220, "Comprehensive Income". This statement establishes standards for the reporting and display of comprehensive income and its components in a full set of general purpose financial statements. Comprehensive income generally represents all changes in shareholders' equity during the period except those resulting from investments by, or distributions to, shareholders. The Company determined that its items of other comprehensive income relates to unrealized gains and losses on available for sale securities.

Business combinations
v.	Business combinations:

The Company accounted for business combination in accordance with ASC No. 805, "Business Combinations". ASC No. 805 requires recognition of assets acquired, liabilities assumed, and any non-controlling interest at the acquisition date, measured at their fair values as of that date. Any excess of the fair value of net assets acquired over purchase price and any subsequent changes in estimated contingencies are to be recorded in earnings. In addition, changes in valuation allowance related to acquired deferred tax assets and in acquired income tax position are to be recognized in earnings.

Acquisition related costs are expensed to the statement of income in the period incurred.